LOANS - Changes in Other Real Estate Owned (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 22,674	$ 46,926	$ 41,388
Additions	8,398	10,537	37,700
Disposals	(15,817)	(30,570)	(27,319)
Valuation adjustments	(2,001)	(4,219)	(4,843)
Balance at end of year	13,254	22,674	46,926
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions	5,187	8,208	35,966
Disposals	(12,722)	(28,933)	(25,214)
Valuation adjustments	(1,617)	(3,765)	(4,184)
Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions	3,211	2,329	1,734
Disposals	(3,095)	(1,637)	(2,105)
Valuation adjustments	(384)	(454)	(659)
Covered Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	300	27,100
Balance at end of year	$ 1,400	$ 300	$ 27,100